Share Capital and Reserves (Schedule of Share Capital) (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Authorised and in issue at January, 1	53,871	53,858
Issued for share plan	8	13
Authorised and in issue at December, 31	53,879	53,871